Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Balance, January 1, 2023
Non-controlling interest contribution in Drykon	4,520
Net loss attributable to non-controlling interest (40%)	(201)
Balance, December 31, 2023	$ 4,319